Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Dividends per share (in dollars per share)		$ 1.5
Series B Preferred Stock [Member]
Dividends per share (in dollars per share)	$ 0.875
Series C Preferred Stock [Member]
Dividends per share (in dollars per share)	$ 0.3125